Loss before income tax	9 Months Ended
Mar. 31, 2019
Disclosure Of Loss Before Income Tax [Abstract]
Loss before income tax

3. Loss before income tax

		Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars, in thousands)	Note	2019	2018	2019	2018
Revenue
Commercialization Revenue		1,042	991	3,264	2,546
Milestone Revenue		—	—	11,000	12,834
Interest Revenue		207	79	491	261
Total Revenue		1,249	1,070	14,755	15,641

Clinical trial and research & development		(9,366)	(11,068)	(31,295)	(30,525)
Manufacturing production & development		(2,017)	(1,154)	(9,656)	(1,916)

Employee benefits
Salaries and employee benefits		(5,115)	(5,023)	(15,035)	(14,560)
Defined contribution superannuation expenses		(80)	(92)	(264)	(284)
Equity settled share-based payment transactions(1)		(1,191)	(1,260)	(3,217)	(5,289)
Total Employee benefits		(6,386)	(6,375)	(18,516)	(20,133)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(135)	(214)	(446)	(718)
Intellectual property amortization		(395)	(618)	(1,183)	(1,346)
Total Depreciation and amortization of non-current assets		(530)	(832)	(1,629)	(2,064)

Other Management & administration expenses
Overheads & administration		(2,318)	(2,578)	(8,762)	(6,405)
Consultancy		(808)	(778)	(2,453)	(2,494)
Legal, patent and other professional fees(1)		(565)	(979)	(2,816)	(2,362)
Intellectual property expenses (excluding the amount amortized above)		(866)	(776)	(2,161)	(2,564)
Total Other Management & administration expenses		(4,557)	(5,111)	(16,192)	(13,825)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration		(2,718)	(822)	(3,352)	7,880
Total Fair value remeasurement of contingent consideration		(2,718)	(822)	(3,352)	7,880

Other operating income and expenses
Remeasurement of borrowing arrangements		—	—	(752)	—
Research & development tax incentive(2)		(74)	513	(74)	1,423
Foreign exchange gains/(losses)		(8)	289	(182)	470
Foreign withholding tax paid		—	(650)	(52)	(650)
Total Other operating income and expenses		(82)	152	(1,060)	1,243

Finance (costs)/gains
Remeasurement of borrowing arrangements		376	—	376	—
Interest expense		(3,144)	(423)	(8,282)	(423)
Total Finance costs		(2,768)	(423)	(7,906)	(423)

Total loss before income tax		(27,175)	(24,563)	(74,851)	(44,122)

(1)	Share-based payment transactions

For the three and nine months ended March 31, 2019 and 2018, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars)	2019	2018	2019	2018
Research and development	639,245	680,343	1,789,049	3,023,049
Manufacturing and commercialization	89,460	96,246	244,698	485,820
Management and administration	462,329	483,588	1,183,225	1,780,502
Equity settled share-based payment transactions	1,191,034	1,260,177	3,216,972	5,289,371
Legal, patent and other professional fees	—	—	620,000	—
Total equity settled share-based payment transactions in the profit and loss	1,191,034	1,260,177	3,836,972	5,289,371

(2)	Research and development tax incentive

The Group’s research and development activities are not eligible from July 1, 2018 to June 30, 2019 for the refundable tax offset, under an Australian Government tax incentive as a result of the Group earning revenues in excess of A$20.0 million for the year ended June 30, 2019. At each period end management estimates the refundable tax offset available to the Group based on available information at the time. The Group engages tax specialists to review, on an annual basis, the quantum of our previous research and development tax claim and our on-going eligibility to claim this tax incentive in Australia. For the nine months ended March 31, 2019, the Group has recognized loss of $0.1 million due to an adjustment of management’s estimate of revenue for the year ended June 30, 2018.